                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

        Check here if Amendment [_]; Amendment Number:
        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Javelin Opportunities LP
Address: 7674 W. Lake Mead Blvd
         Suite 230
         Las Vegas, NV 89128

Form 13F File Number: 28- 10651

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas C. Barrow
Title: Managing Member of the GP
Phone: (702) 944-1067

Signature, Place, and Date of Signing:

                /s/ Thomas C. Barrow   Las Vegas, NV   1/20/2005
                ---------------------  --------------  ---------
                    [Signature]        [City, State]    [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

             Number of Other Included Managers:           2

             Form 13F Information Table Entry Total:     60

             Form 13F Information Table Value Total:  $175,773
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No. Form 13F File Number Name

         1           28-          Javelin Opportunities Fund Offshore, Ltd.

         2           28-          Javelin Partners LP

                          FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------          -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                                            VOTING AUTHORITY
                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------
NAME OF ISSUER    TITLE OF CLASS  CUSIP    (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------    -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
Alloy Inc........    OTC IS      019855105    890     110300 SH          SOLE               110300
Ambassadors
  International..    OTC IS      023178106   3403     216360 SH          SOLE               216360
Archipelago Hldgs
  LLC............    COM         03957A104   1995      95100 SH          SOLE                95100
Autozone Inc.....    OPTION      0533325OP     18      29000     PUT     SOLE                 2900
Beauty China
  Holdings Ltc...    FOREIGN     6713733     4499   11560000 SH          SOLE             11560000
Benihana Natl
  Corp...........    OTC IS      082047101   1610      98776 SH          SOLE                98776
Berkshire
  Hathaway Inc-
  DE.............    COM         084670108   2901         33 SH          SOLE                   33
Calpine Corp.....    OPTION      1313476AA    531     849000     CALL    SOLE               849000
Campbell Soup
  Co.............    OPTION      1344295QF     46      36700     PUT     SOLE                36700
Cathay Bancorp
  Inc............    OTC IS      149150104   7463     199000 SH          SOLE               199000
Cherokee Inc
  New............    OTC IS      16444H102  14578     413200 SH          SOLE               413200
China Fire Safety
  Enterprises....    FOREIGN     6548076     4511   58440000 SH          SOLE             58440000
China Pete &
  Chem Corp
  ADR............    COM         16941R108   4074      99400 SH          SOLE                99400

                          FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------             -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                             VOTING AUTHORITY
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER       TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------       -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
Computer
  Associates........        OPTION  2049126MD    125    268100     PUT     SOLE              268100
***Consolidated
  Water Co Inc......        OTC IS  G23773107  11469    370194 SH          SOLE              370194
Cott Corp...........        OPTION  22163N5PE    225    126500     PUT     SOLE              126500
Design Within Reach
  Inc...............        OTC IS  250557105   3906    268450 SH          SOLE              268450
Draxis Health Inc...        OTC IS  26150J101   6438   1298300 SH          SOLE             1298300
Equator Exploration
  Inc...............        OTC IS  G3084F128   3491   2000000 SH          SOLE             2000000
Family Dollar Stores
  Inc...............        COM     307000109    219      7000 SH          SOLE                7000
FHB Landcredit and
  Mortgage..........        FOREIGN X2408U101   1759     24400 SH          SOLE               24400
Greenbrier
  Companies Inc.....        COM     393657101   3558    105100 SH          SOLE              105100
Health Mgmt
  Assoc.............        OPTION  4219335MD     31    311700     PUT     SOLE              311700
iShares Russell.....        OPTION  4642875MF    153    129000     PUT     SOLE              129000
Las Vegas Sands
  Corp..............        OTC IS  517834107   3888     81000 SH          SOLE               81000
Leapfrog Enterprises
  Inc...............        COM     52186N106    827     60800 SH          SOLE               60800

                          FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------       -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                          VOTING AUTHORITY
                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Leapfrog
  Enterprises
  Inc.........    OPTION      52186N5FC     56       60800     CALL    SOLE                 60800
Longs Drug
  Stores Inc..    COM         543162101  12095      438700 SH          SOLE                438700
MacQuarie
  Airports....    OTC IS      6543628     2278      930000 SH          SOLE                930000
Medtech Group
  Co Ltd......    FOREIGN     B00NMS0     6903   105200000 SH          SOLE             105200000
Multimedia
  Games.......    OPTION      6254535PW    503      181400     PUT     SOLE                181400
Nasdaq 100
  Share.......    OPTION      6311025MI     30     1188700     PUT     SOLE               1188700
Nipponkoa
  Insurance Co
  Ltd.........    OTC IS      J5428G115   6579      968700 SH          SOLE                968700
Peets Coffee
  and Tea
  Inc.........    OTC IS      705560100   4111      155300 SH          SOLE                155300
Petrochina Co
  Ltd ADS.....    OTC IS      71646E100   4000       74500 SH          SOLE                 74500
PLX
  Technology
  Inc.........    OTC IS      693417107   2165      208200 SH          SOLE                208200
Potash Corp of
  Saskatchewan    COM         73755L107   2118       25500 SH          SOLE                 25500
Red Robin
  Gourmet.....    OPTION      75689M5OI     41       48100     PUT     SOLE                 48100
Ritchie Bros
  Auctioneers.    COM         767744105   6172      186700 SH          SOLE                186700

                          FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------            -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                            VOTING AUTHORITY
                                              VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER      TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------      -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
Ruby Tuesday
  Inc..............    OPTION      7811825SF    566    119100     PUT     SOLE              119100
Sa Sa International
  Ord HK...........    FOREIGN     6003401     2681   4990500 SH          SOLE             4990500
Shopko Stores
  Inc..............    OPTION      8249115RD    263     96400     PUT     SOLE               96400
Signature Bank.....    OTC IS      82669G104   1822     56300 SH          SOLE               56300
Smedvig Nok1.5 Ser
  A................    FOREIGN     R80454102   3270    196600 SH          SOLE              196600
South Umpqua State
  Bank.............    OTC IS      904214103   1533     60800 SH          SOLE               60800
Starcraft
  Automotive
  Corp.............    OTC IS      855269106   1211     86561 SH          SOLE               86561
Streettracks Gold
  Trust............    COM         863307104   4551    103900 SH          SOLE              103900
Symyx
  Technologies
  Inc..............    OTC IS      87155S108   1313     43700 SH          SOLE               43700
Symyx
  Technologies
  Inc..............    OPTION      87155S5DF    264     97900     CALL    SOLE               97900
Sysmex Corp........    FOREIGN     6883807     1654     35300 SH          SOLE               35300
Taser Intl Inc.....    OPTION      87651B5OF     37    212200     PUT     SOLE              212200
Tejon Ranch Co.....    COM         879080109   3333     81700 SH          SOLE               81700

                          FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------          -------------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                          VOTING AUTHORITY
                                            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
NAME OF ISSUER    TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------    -------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
Tractor Supply Co     OTC IS     892356106   5589   150200  SH          SOLE             150200
Vanguard Response
  Systems........     OTC IS     2184054      399    94900  SH          SOLE              94900
Wabtec Corp......     COM        929740108   2409   113000  SH          SOLE             113000
Waste Management
  Inc............     COM        94106L109   2377    79400  SH          SOLE              79400
Webzen Inc.......     OTC IS     94846M102   2014   310400  SH          SOLE             310400
WPT Enterprises..     OTC IS     98211W108   6849   402900  SH          SOLE             402900
Wynn Resorts Ltd.     OTC IS     983134107   3848    57500  SH          SOLE              57500
Wynn Resorts Ltd.     OPTION     9831345OL    131    57500      PUT     SOLE              57500